Related-Party Transactions - Summary of the Company Officers and Executives' compensation (Detail)		6 Months Ended
		Jun. 30, 2020 R$ / shares	Jun. 30, 2019 R$ / shares		Dec. 31, 2019
Officers and executives compensation [Line Items]
Stock option balance		18,763,000			17,568,000
Officers [Member]
Officers and executives compensation [Line Items]
Stock option balance	[1],[2]	13,723,236	14,203,364
Average fair value of stock options	[2]	R$ 8.39	R$ 8.24
Average exercise price	[2],[3]	R$ 16.29	R$ 16.43
Officers [Member] | Restricted Shares [Member]
Officers and executives compensation [Line Items]
Stock option balance	[1],[4]	1,564,143	1,069,642
Average fair value of stock options	[4]	R$ 25.15	R$ 19.05	[3]

[1]	Refers to the balance of the options and restricted shares ripe ("vested") and mature ("unvested"), not carried out, at the balance sheet dates.
[2]	The number of stock options granted, expired and exercised and their respective fair values are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.
[3]	Refers to the weighted-average exercise price of the option at the time of the stock option plans, adjusted for interest based on the Extended Consumer Price Index (IPCA) through the end of the reporting period. The new Stock Option Plan implemented in 2015, include no monetary adjustment.
[4]	The number of restricted stock and performance shares granted, expired and exercised is shown already considering the stock split approved at the Extraordinary Shareholders’ Meeting held on September 17, 2019.